Investment - Schedule of Investments (Details) - USD ($)	9 Months Ended
	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Investment	$ 12,718	$ 12,741	$ 677
Effect of translation exchange	(23)
Restatement [Member]
Investment			677
Money Compass Media (M) Sdn Bhd [Member]
Investment	12,240	12,240
Money Compass Media (M) Sdn Bhd [Member] | Restatement [Member]
Investment
Natural Health Farm Holdings Inc [Member]
Investment	$ 501	501
Natural Health Farm Holdings Inc [Member] | Restatement [Member]
Investment
Amircorp [Member]
Investment
Amircorp [Member] | Restatement [Member]
Investment			55
US VR Global.Inc [Member]
Investment
US VR Global.Inc [Member] | Restatement [Member]
Investment			$ 622